Inventories (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories [Abstract]
Raw materials and consumables	€ 86.8	€ 81.6
Work in progress	48.3	50.7
Finished goods and goods for resale	188.1	210.2
Total inventories	323.2	342.5
Inventory write-down	€ 9.0	€ 7.1	€ 7.6